Other losses (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Of Other Losses [Abstract]
Summary Of Other Losses

TCHF	2022	2021
Losses on financial assets at fair value through profit or loss	—	54
Impairment losses on loans to third parties	—	692
Various other	63	6

Total other losses	63	752